BONDS AND NOTES ISSUED (Tables)	12 Months Ended
Dec. 31, 2020
BONDS AND NOTES ISSUED
Schedule of detailed information of bonds and notes issued

a)   This item consists of the following:

			2020			2019
	Annual interest rate	Interest payment	Maturity	Issued amount	Carrying amount	Maturity	Issued amount	Carrying amount
	%			(000)	S/(000)		(000)	S/(000)

Senior notes - BCP (i)	4.25	Semi-annual	April 2023	US$716,301	2,552,985	April 2023	US$716,301	2,318,975
Senior notes - BCP (ii)	From 4.65 to 4.85	Semi-annual	September 2024	S/2,900,000	2,469,832	October 2020 / September 2024	S/2,900,000	2,872,355
Senior notes - BCP (iii)	From 2.70 to 5.38	Semi-annual	January 2025	US$700,000	2,453,353	September 2020 / January 2025	US$1,074,628	3,464,199
Senior notes - Credicorp Ltd. (iv)	2.75	Semi-annual	June 2025	US$500,000	1,737,139	-	—	—
Senior notes - BCP (v)	Libor 3M + 100 pb	Quarterly	March 2021	US$70,000	253,412	March 2021	US$70,000	231,738
Senior notes - BCP (vi)	0.42	Semi-annual	August 2021	¥5,000,000	175,087	August 2021	¥5,000,000	151,888
Senior notes - BCP (x)	Libor 3M + 55 pb	Quarterly	March 2022	US$30,000	108,479	-	—	—

MMT 100 - Secured notes- CCR Inc. (vii)
2012 Series C Floating rate certificates	4.75	Monthly	July 2022	US$315,000	257,996	July 2022	US$315,000	385,253

Corporate bonds -
Fourth program
Tenth issuance (Series A, B and C) - BCP	From 5.31 to 7.25	Semi-annual	December 2021 / November 2022	S/550,000	527,794	December 2021/ November 2022	S/550,000	527,868

Fifth program
Third issuance (Series C) - BCP	4.25	Semi-annual	July 2022	S/109,310	108,980	July 2022	S/109,310	108,821
Third issuance (Series A) - BCP	4.59	Semi-annual	July 2021	S/70,770	69,178	July 2021	S/70,770	63,430
Third issuance (Series D) - BCP	3.88	Semi-annual	August 2022	S/42,660	42,456	August 2022	S/42,660	42,337
Third issuance (Series B) - BCP	4.88	Semi-annual	October 2021	S/42,200	42,169	October 2021	S/42,200	29,183
First issuance (Series D) - BCP	5.91	Semi-annual	-	-	—	January 2020	S/182,410	182,061
					790,577			953,700

			2020			2019
	Annual interest rate	Interest payment	Maturity	Issued amount	Carrying amount	Maturity	Issued amount	Carrying amount
	%			(000)	S/(000)		S/(000)	S/(000)

Subordinated bonds - BCP (viii)	From 3.13 to 6.13	Semi-annual	April 2027 / July 2030	US$1,144,700	4,028,266	April 2027	US$720,000	2,383,860

Subordinated bonds - BCP (ix)	6.88	Semi-annual	September 2026	US$181,505	651,176	September 2026	US$476,120	1,549,702

Subordinated bonds -
First program
First issuance (Series A) - Pacífico Seguros	6.97	Quarterly	November 2026	US$60,000	217,260	November 2026	US$60,000	198,840
First issuance (Series A) - BCP	6.22	Semi-annual	May 2027	S/15,000	15,000	May 2027	S/15,000	15,000

Second program
Second issuance (Series A) - Pacífico Seguros	4.41	Semi-annual	December 2030	US$50,000	164,784	-	—	—
First issuance (Series A) - Mibanco	8.50	Semi-annual	May 2026	S/100,000	100,000	May 2026	S/100,000	99,934
First issuance (Series B) - Mibanco	7.22	Semi-annual	June 2027	S/30,000	30,000	June 2027	S/30,000	30,000

Third program
Issuance II - Banco de Crédito de Bolivia	5.25	Semi-annual	August 2022	Bs137,200	73,546	August 2022	Bs137,200	66,782
Issuance III - Banco de Crédito de Bolivia	6.00	Semi-annual	August 2030	Bs100,000	53,278	-	—	—
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	August 2028	Bs70,000	37,295	August 2028	Bs70,000	33,816
					691,163			444,372

Negotiable certificate of deposit - Mibanco	From 1.20 to 5.80	Annual	January 2021 / November 2024	S/1,385	1,385	January 2020 / January 2024	S/997	997

Subordinated negotiable certificates - BCP	Libor 3M + 279 bp	Quarterly	November 2021	US$2,960	10,718	November 2021	US$2,960	9,809

					16,181,568			14,766,848
Interest payable					137,839			179,515
Total					16,319,407			14,946,363

During the first quarter of 2018, in accordance with the risk exposure strategy of the interest rate, the Group discontinued the fair value hedge of certain bonds, issued in U.S. Dollars at a fixed rate, through the liquidation of the IRS. The accumulated profit of the fair value of these bonds at the time of the liquidation of the derivatives amounted to US$22.0 million (equivalent to S/71.7 million), recorded in the liability, which has been transferred to the consolidated statement of income up to the date of maturity of said bonds. As of December 31, 2020, the liability amounts to US$2.6 million, equivalent to S/9.4 million, (US$8.7 million, equivalent to S/28.8 million, as of December 31, 2019). The amount recorded in the consolidated statement of income during the year 2020 amounts to US$6.1 million, equivalent to S/21.2 million (US$7.8 million, equivalent to S/26.0 million, during the year 2019).

(i)   The Bank can redeem the total or part of the notes in any time, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 50 basis point. The payment of principal will take place on the due date of the notes or when the Bank redeems these notes.

(ii)In September 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the S/2,000 million issued in October of 2017, managing to repurchase S/291.2 million and exchanging S/1,308.8 million with new senior notes, at market rates , whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to S/400.0 million, which was fully redeemed in October 2020.

At the same date, the Bank issued senior notes for approximately S/2,500.0 million (this amount includes the S/1,308.8 million of the exchange mentioned in the paragraph before). The Bank can redeem the whole or part of the senior notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Perú or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed.

The payment of principal will take place on the due date or when the Bank redeems the notes

(iii)  In September 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the US$ 800.0 million issued in September of 2010, managing to repurchase US$220.3 million and exchanging US$205.0 million with new senior notes, at market rates , whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to US$374.6 million, which matured in September 2020.

In the same way, in September 2019, the Bank issued senior notes of approximately US$700 million (that amount includes the US$205.0 million of the exchange mentioned in the paragraph before). The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 10, 2024, at a redemption price equal to or greater than: (i)100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed.

The payment of principal will take place on the due date or when the Bank redeems the notes.

At December 31, 2020, the Bank maintains a CCS which was designated as cash flows hedges of a part of senior notes in U.S dollars subject to exchange rate risk for a notional amount of US$50.0 million, equivalent to S/181.1 million (US$50.0 million equivalent to S/165.7 million, as of December 31, 2019), see note 13(b). By means of the CCS, the cover part of senior notes was economically converted to soles.

(iv)  In June 2020, Credicorp Ltd. issued Senior Notes for approximately US$500.0 million, equivalent to S/1,810.5 million as of December 31, 2020 at fixed interest rate, whose maturity date is on June 17, 2025.

These Senior Notes can redeem the whole or part mainly by the following ways (i) at any time prior to May 17, 2025, make whole or partial call, at Treasury plus 40 basis points, and (ii) at any time on or after May 17, 2025, at par value.

The payment of principal will take place on the due date or when Credicorp Ltd. redeems the notes.

In December 2020, the Group designated as a hedge of a net investment of a foreign operation a portion of these bonds issued for approximately US$135.4 million, equivalent to S/490.3 million, which hedges by the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), established in Cayman Islands and whose functional currency is the US dollar, see note 34.2(b)(ii). This hedge covers the fluctuation in the exchange rate risk associated with the conversion of the net investment held in ASHC to the Group’s functional currency (Soles).

(v)   In February of 2019, the Bank issued Senior Notes for approximately US$70.0 million, equivalent to S/253.5 million as of December 31, 2020 (US$70.0 million equivalent to S/232.0 million as of December 31, 2019) at variable rate, whose maturity date is on March 5, 2021.

At December 31, 2020, the cash flows of these Senior Notes maintained covered by an IRS designated as cash flows hedge, for a notional amount of US$70.0 million, equivalent to S/253.5 million (US$70.0 million equivalent to S/232.0 million as of December 31, 2019), see note 13(b). By means of the IRS, the note was economically converted to a fixed interest rate.

(vi)  In July of 2019, the Bank issued Senior Notes for approximately JPY5,000.0 million, equivalent to S/175.3 million as of December 31, 2020 (JPY5,000.0 million, equivalent to S/152.5 million as of December 31, 2019) at fixed interest rate, whose maturity date is on August 2, 2021.

At December 31, 2020, the cash flows of the notes issued in yen subject to exchange rate risk have been hedged through a CCS designated as a cash flow hedge, for a notional amount of JPY5,000.0 million, equivalent to S/175.3 million (JPY5,000.0 million, equivalent to S/152.5 million as of December 31, 2019), see note 13(b). By means of the CCS, the note was economically converted to soles.

(vii) This issue is guaranteed by the future collection of electronic payment orders sent to BCP (including foreign branches) through the Society Worldwide Interbank Financial Telecommunications, through which the correspondent bank uses the network to places orders of payment to beneficiary that is not a financial institution.

(viii) The Bank as of the year of 2022 will pay a three-month Libor plus 704.3 basis points. Between April 24, 2017 and April 24, 2022, the Bank can redeem the whole or part of the bonds having a penalty of an interest rate equal to the Treasury of United States of América’s rate plus 50 basis points. Also, as of April 25, 2022 or at any date after interest payment, the Bank can redeem all or part of the bonds without penalty. Payment of the principal will take place on the due date of the bonds or when the Bank redeems them.

In July 2020, The Bank repurchased US$294.6 million from the total US$476.1 million outstanding amount of “6.875% Fixed- to-Floating Rate Subordinated Notes due 2026”. Also, the Bank repurchased US$224.9 and exchanged US$200.4 million from the total US$720 million outstanding amount of “6.125% Fixed-to-Floating Rate Subordinated Notes due 2027”

Also, on July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Bond Program for a total amount of US$850.0 million at a semi-annual coupon rate of 3.125 percent maturing in July 2030 under the name of “3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 (Callable 2025)”. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price equal to 100% of the aggregate amount of the principal of the notes to be redeemed. From now on, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (1) 100% of the principal amount of the notes and (2) the sum of the remaining cashflows discounted at a rate equivalent to the US Treasury interest rate plus 45 basis points. The payment of principal will take place on the due date or when the Bank redeems the notes.

(ix)  The Bank as of September 16, 2021, will pay a three-month Libor plus 770.8 basis points. Between the dates of September 16, 2016 and September 15, 2021, the Bank can redeem the whole or part of the bonds, having a penalty of an interest rate equal to the Treasury of United States of America´s rate plus 50 basis point. Also, as of September 16, 2021 or at any time after at the payment of interests, the Bank can redeem the whole or part of the bonds without penalties. The payment of the principal amount will take place on due date or in the redemptions of them.

(x)  At December 31, 2020, the Group maintains an IRS for a notional amount of US$30.0 million, equivalent to S/108.6 million, see note 13(b), which was designated as cash flows hedge of a corporate bond issued in US dollar at a variable rate. By means of the IRS, this bond was economically converted to a fixed interest rate.

Schedule of detailed information of balances of bonds and notes issued by maturity

b)   The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	2020	2019
	S/(000)	S/(000)

Up to 3 months	291,866	182,365
From 3 months to 1 year	547,325	1,739,358
From 1 to 3 years	3,294,335	1,438,732
From 3 to 5 years	6,714,223	4,863,708
More than 5 years	5,333,819	6,542,685
Total	16,181,568	14,766,848